SCHEDULE OF ACTUAL INCOME TAX RATE (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Federal rate	21.00%	21.00%
State net of federal	0.30%	2.50%
PPP loan forgiveness	0.00%	2.90%
Non-deductible acquired intangible assets	0.00%	15.00%
Return to provision	(0.10%)	0.00%
Rate Change	0.40%	0.00%
Valuation allowance	(21.60%)	(41.40%)
Effective income tax rate	0.00%	0.00%